Shareholder's Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDER'S EQUITY

17. SHAREHOLDER’S EQUITY

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 and November 29, 2023.

Ordinary shares

Upon the closing of the underwritten public offering on February 2, 2021, the Company issued 20,577 Class A ordinary shares with net proceeds of RMB111,559 after deduction of underwriting discounts and commissions and other offering expenses of which RMB18,244 was allocated to the issuance of new warrants at a combined offering.

On May 8, 2021, the Company issued 8,334 Earn-out Shares to certain shareholders for the revenue of the fiscal year of 2020 satisfied the corresponding condition.

On August 23, 2022, the Company was authorized to issue 41,667 Class A ordinary shares held by the Company itself reserved for future issuance under the 2020 Share Incentive Plan.

On December 15, 2023, the Company was authorized to issue 1,000,000 Class A ordinary shares held by the Company itself reserved for future issuance under the 2020 Share Incentive Plan.

From October 2022 to July 2023, the Company issued 234,121 Class A ordinary shares with an aggregate ordinary share value of RMB39 in exchange for conversion of convertible bond.

On November 29, 2023, the Company increased authorized share capital from (i) 20,000,000 Class A ordinary shares of par value of US$0.002 each and (ii) 5,000,000 Class B ordinary shares of par value of US$0.002 each, to (i) 240,000,000 Class A ordinary shares of par value of US$0.002 each and (ii) 60,000,000 Class B ordinary shares of par value of US$0.002 each, by creating additional 220,000,000 authorized but unissued Class A ordinary shares and 55,000,000 authorized but unissued Class B ordinary shares.

Effective on November 29, 2023, a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024, so that the authorized share capital of the Company will be (i) 20,000,000 Class A ordinary shares of par value of US$0.024 each and (ii) 5,000,000 Class B ordinary shares of par value of US$0.024 each. As a result of the Share Consolidation, each 12 pre-consolidation ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders, resulted in 34,224 additional round-up shares.

On November 29, 2023, the Company changed the voting power of the Class B ordinary shares of par value of US$0.024 each (the “Class B Ordinary Shares”) from thirty-five (35) votes for each Class B Ordinary Share to fifty-five (55) votes for each Class B Ordinary Share.

Warrants

As of December 31, 2023, there were 10,352,236 warrants outstanding (including Prior Warrants, New Warrants) to purchase up to an aggregate of 33,399 Class A ordinary shares at exercise prices, which consist of 4,673,225 warrants (including public warrants and private warrants, collectively referred to as the “Prior Warrants”) outstanding before the SPAC Transaction to purchase 9,736 Class A ordinary shares, 5,679,011 warrants issued upon the closing of the Underwritten Public Offering on February 2, 2021 (the “New Warrants”) to purchase 23,663 Class A ordinary shares.

Prior Warrants

Each whole public warrant that was issued with units in the initial public offering (“IPO”) of Orisun in 2019 is exercisable for 0.004167 ordinary share at a price of $2,760.00 per full share (after considering the effect of share consolidation on April 21, 2022 and November 29, 2023). No fractional shares will be issued upon exercise of the public warrants. The warrants became exercisable on the date of the SPAC Transaction. No public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within 90 days from the consummation of the SPAC Transaction, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the public warrants on a cashless basis pursuant to the exemption from registration provided by Section 3(a)(9) of the Securities Act provided that such exemption is available. If an exemption from registration is not available, holders will not be able to exercise their public warrants on a cashless basis. The public warrants will expire five years from the consummation of the SAPC Transaction or earlier upon redemption or liquidation.

The Company may redeem the outstanding public warrants, in whole and not in part, at a price of $2.4 per warrant (after considering the effect of share consolidation on April 21, 2022 and November 29, 2023):

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $3,960.00 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants underlying the units sold in the initial public offering, except that the private warrants will be exercisable on a cashless basis at the holder’s option and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

New Warrants

On February 2, 2021, the Company completed a follow-on offering of 20,577 Class A ordinary shares and warrants to purchase 20,577 Class A ordinary shares at a combined offering price of $972.00 for one ordinary share and one firm warrant (“New Warrants”) to purchase one ordinary share, or the base offering. The warrants will expire on February 2, 2026. The underwriter in this offering exercised its option in full to purchase an additional 740,740 warrants to purchase ordinary shares at an offering price of US$2.4 per warrant, which closed concurrently with the base offering.

No fractional shares will be issued upon exercise of the new warrant. No new warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the new warrants and a current prospectus relating to such shares of common stock.

The new Warrants are classified as a liability and the fair value allocated to the new Warrants was nil as of December 31, 2023. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the statement of operations. No warrants were exercised as of December 31, 2023.

The table below provides a reconciliation of the beginning and ending balance for the liabilities measured using fair significant unobservable inputs:

Insurance of warrants on February 2, 2021	18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	11,211
Change in fair value	(11,818)
Foreign currency translation adjustment	607
Balance – December 31, 2022 and 2023	—

Unit Purchase Option

There was an option purchased by the IPO underwriter of Orisun in 2019, to purchase 1,250 units exercisable at $2,760 per unit commencing on the consummation of the SPAC Transaction. In connection with the underwriter’s election to partially exercise its over-allotment option on August 28, 2019, there was an additional 138 unit purchase options issued to the underwriter. The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the initial public offering of Orisun (i.e., expires by August 2, 2024).

The unit purchase options were recognized as equity instrument, which is classified within equity as additional paid-in capital.